Post Employment Benefit Obligations (Tables)	12 Months Ended
Dec. 31, 2023
POST EMPLOYMENT BENEFIT OBLIGATIONS
Summary of Post- employment Obligations Associated with Defined Benefits Plan

	12-31-2023	12-31-2022
	ThCh$	ThCh$
Employee severance indemnities	43,374,602	42,264,281
Complementary Pension	14,208,449	14,971,439
Health Plans	2,383,550	2,545,406
Energy Supply Plans	2,853,443	2,918,289
Total post-employment obligations, net	62,820,044	62,699,415

Summary of Defined Benefit Plans Expense Recognized in Statements of Comprehensive Income

	For the years ended December 31,
	2023	2022	2021
	ThCh$	ThCh$	ThCh$
Cost of current defined benefit plan service	(1,454,028)	(1,362,838)	(1,099,554)
Defined benefit plan interest cost (1)	(3,179,469)	(3,072,155)	(1,818,983)
Past service cost	—	(31,456)	—
Expenses recognized in Profit or Loss	(4,633,497)	(4,466,449)	(2,918,537)
Gains (losses) from remeasurement of defined benefit plans	(27,122)	(7,304,757)	12,547,898
Total expense recognized in the Statement of Comprehensive Income	(4,660,619)	(11,771,206)	9,629,361

(1) See Note 34.

Summary of Balance and Changes in Post-employment Defined Benefit Obligations

ThCh$
Balance as of January 1, 2022	58,951,586
Current service cost	1,362,838
Interest cost	3,072,155
Actuarial (gains) losses from changes in financial assumptions	749,038
Actuarial (gains) losses from changes in experience adjustments	6,555,719
Foreign currency translation differences	1,274
Past service cost of defined benefit plan obligation	31,456
Decreases to be classified as held for sale (1)	(1,440,044)
Contributions paid	(6,890,911)
Transfer of employees	306,304
Balance as of December 31, 2022	62,699,415
Current service cost	1,454,028
Interest cost	3,179,469
Actuarial (gains) losses from changes in financial assumptions	279,660
Actuarial (gains) losses from changes in experience adjustments	(252,538)
Foreign currency translation differences	38,189
Contributions paid	(5,115,909)
Transfer of employees	537,730
Balance as of December 31, 2023	62,820,044

Summary of Assumptions Used in Actuarial Calculation of Defined Benefits

As of December 31, 2023 and 2022, the following assumptions were used in the actuarial calculation of defined benefit plans:

	12-31-2023	12-31-2022
Discount rates used	5.31%	5.40%
Expected rate of salary increases	3.80%	3.80%
Turnover rate	6.80%	6.50%
Mortality tables	CB-H-2014 and RV-M-2014	CB-H-2014 and RV-M-2014

Summary of Expected Flow for Benefits for Next Ten Years

Enel Chile´s obligations have a weighted average length of 6.89 years and the outflows of benefits for the next 10 years is expected to be as follows:

Years	ThCh$
1	7,574,650
2	6,077,675
3	5,913,219
4	6,103,218
5	6,707,965
6 to 10	29,671,215